                           MFS(R) Managed Sectors Fund
                     MFS(R) Municipal Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                         MFS(R) Government Mortgage Fund
                       MFS(R) World Asset Allocation Fund
                       MFS(R) Alabama Municipal Bond Fund
                            MFS(R) New Discovery Fund
                       MFS(R) Arkansas Municipal Bond Fund
                     MFS(R) Research Growth and Income Fund
                      MFS(R) California Municipal Bond Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Florida Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Research International Fund
                       MFS(R) Maryland Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                     MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                       MFS(R) New York Municipal Bond Fund
                             MFS(R) High Income Fund
                    MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                    MFS(R) South Carolina Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                      MFS(R) Tennessee Municipal Bond Fund
                            MFS(R) Total Return Fund
                       MFS(R) Virginia Municipal Bond Fund
                              MFS(R) Research Fund
                    MFS(R) West Virginia Municipal Bond Fund
                         MFS(R) World Total Return Fund
                          MFS(R) Municipal Income Fund
                              MFS(R) Utilities Fund
                        MFS(R) Union Standard Equity Fund
                            MFS(R) World Equity Fund
                        MFS(R) Growth Opportunities Fund
                          MFS(R) World Governments Fund
                        MFS(R) Government Securities Fund
                                MFS(R) Value Fund
                   Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                            MFS(R) World Growth Fund
                          Massachusetts Investors Trust
                                MFS(R) Bond Fund
                        MFS(R) International Growth Fund
                          MFS(R) Limited Maturity Fund
                   MFS(R) International Growth and Income Fund
                            MFS(R) Money Market Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                       MFS(R) Government Money Market Fund


                      SUPPLEMENT TO THE CURRENT PROSPECTUS


This supplement describes certain changes, effective immediately, to each Fund's Prospectus.


1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.


2. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:


               Wrap  Account  and Fund  "Supermarket"  Investments.  The  waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                       2. Wrap Account and Fund "Supermarket" Investments Shares
                      acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

3. RECEIPT OF PURCHASE AND REDEMPTION ORDERS. The Fund has authorized one or more brokers to accept purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the net asset value of the Fund next computed after such orders are received by an authorized broker or the broker's authorized designee.

                 The date of this Supplement is March 10, 1998.